Provisions - Schedule of Provisions (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Schedule of Provisions [Abstract]
As at beginning of the year/period	RM 25,296	$ 6,194	RM 441,353
Add: Provision for reinstatement cost during the year/period			25,296
Less: Unclaimed warranty during the year/period			(441,353)
As at end of the year/period	RM 25,296	$ 6,194	RM 25,296